Cash, Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Schedule of cash, cash equivalents and restricted cash
	December 31,
(in thousands)	2020	2019
Cash held in banks	$1,173	$937
Bank deposits in U.S.$ with original maturities of three months or less (annual average interest rates 0.32% and 1.8%)	4,500	3,011
Total cash and cash equivalents	5,673	3,948
Cash held with respect to CVR Agreement, see note 8	1,171	1,400
Short term restricted cash	79	100
Long-term restricted cash	89	76
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$7,012	$5,524